Condensed Statements Of Changes In Shareholders' Deficit - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	Class A Ordinary Shares	Class B Ordinary Shares
Balance at Dec. 22, 2020	$ 0	$ 0	$ 0		$ 0
Balance (in Shares) at Dec. 22, 2020					0
Class B ordinary shares issued to Sponsor (in Shares)					8,625,000
Class B ordinary shares issued to Sponsor	25,000	24,137			$ 863
Net income (loss)	(5,494)		(5,494)
Balance at Dec. 31, 2020	19,506	24,137	(5,494)		$ 863
Balance (in Shares) at Dec. 31, 2020					8,625,000
Sale of Units in Initial Public Offering, net of underwriter fee	3,450			$ 3,450
Accretion of Class A ordinary shares subject to possible redemption	(28,950,644)	(1,904,137)	(27,046,507)
Accretion of Class A ordinary shares subject to possible redemption (in Shares)				(34,500,000)
Net income (loss)	3,384,112		3,384,112
Sale of Units in Initial Public Offering, net of underwriter fee (in Shares)				34,500,000
Cash paid in excess of fair value for private placement warrants	1,880,000	1,880,000
Class A ordinary shares subject to possible redemption	(3,450)			$ (3,450)
Balance at Mar. 31, 2021	(23,667,026)		(23,667,889)		$ 863
Balance (in Shares) at Mar. 31, 2021					8,625,000
Balance at Dec. 31, 2020	19,506	24,137	(5,494)		$ 863
Balance (in Shares) at Dec. 31, 2020					8,625,000
Net income (loss)	6,371,821
Balance at Sep. 30, 2021	(20,679,317)		(20,680,180)		$ 863
Balance (in Shares) at Sep. 30, 2021					8,625,000
Balance at Dec. 31, 2020	19,506	24,137	(5,494)		$ 863
Balance (in Shares) at Dec. 31, 2020					8,625,000
Sale of Units in Initial Public Offering, net of underwriter fee	3,450			$ 3,450
Sale of Units in Initial Public Offering, net of underwriter fee (in Shares)				34,500,000
Accretion portion net against additional paid-in capital	1,880,000	1,880,000
Accretion of Class A ordinary shares subject to possible redemption	(3,450)			$ (3,450)
Accretion of Class A ordinary shares subject to possible redemption (in Shares)				(34,500,000)
Remeasurement of Class A ordinary shares subject to possible redemption	(28,950,644)	(1,904,137)	(27,046,507)
Net income (loss)	5,128,650		5,128,650
Balance at Dec. 31, 2021	(21,922,488)		(21,923,351)		$ 863
Balance (in Shares) at Dec. 31, 2021					8,625,000
Balance at Mar. 31, 2021	(23,667,026)		(23,667,889)		$ 863
Balance (in Shares) at Mar. 31, 2021					8,625,000
Net income (loss)	(2,796,798)		(2,796,798)
Balance at Jun. 30, 2021	(26,463,824)		(26,464,687)		$ 863
Balance (in Shares) at Jun. 30, 2021					8,625,000
Net income (loss)	5,784,507		5,784,507
Balance at Sep. 30, 2021	(20,679,317)		(20,680,180)		$ 863
Balance (in Shares) at Sep. 30, 2021					8,625,000
Balance at Dec. 31, 2021	(21,922,488)		(21,923,351)		$ 863
Balance (in Shares) at Dec. 31, 2021					8,625,000
Net income (loss)	1,295,281		1,295,281
Balance at Mar. 31, 2022	(20,627,207)		(20,628,070)		$ 863
Balance (in Shares) at Mar. 31, 2022					8,625,000
Balance at Dec. 31, 2021	(21,922,488)		(21,923,351)		$ 863
Balance (in Shares) at Dec. 31, 2021					8,625,000
Net income (loss)	6,726,111
Balance at Sep. 30, 2022	(16,803,964)		(16,804,827)		$ 863
Balance (in Shares) at Sep. 30, 2022					8,625,000
Balance at Mar. 31, 2022	(20,627,207)		(20,628,070)		$ 863
Balance (in Shares) at Mar. 31, 2022					8,625,000
Accretion portion net against additional paid-in capital	(520,300)	(520,300)
Accretion of Class A ordinary shares subject to possible redemption	(180,219)		(180,219)
Proceeds received on convertible note less than fair value	520,300	$ 520,300
Net income (loss)	2,025,986		2,025,986
Balance at Jun. 30, 2022	(18,781,440)		(18,782,303)		$ 863
Balance (in Shares) at Jun. 30, 2022					8,625,000
Accretion of Class A ordinary shares subject to possible redemption	(1,427,369)		(1,427,369)
Net income (loss)	3,404,845		3,404,845
Balance at Sep. 30, 2022	$ (16,803,964)		$ (16,804,827)		$ 863
Balance (in Shares) at Sep. 30, 2022					8,625,000